Revenue Recognition - Disaggregation Of Revenue (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 3,901
Transferred over time
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,912
Transferred over time | Retail service
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,623
Transferred over time | Inbound roaming
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	154
Transferred over time | Other service
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	135
Transferred at point in time | Equipment sales
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 989